Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 25, 2022
Entity Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 25, 2022
Document Effective Date	Feb. 25, 2022
Prospectus Date	Feb. 25, 2022
Typhon Tactical Managed Futures Strategy Fund | Typhon Tactical Managed Futures Strategy Fund
Prospectus:
Trading Symbol	TYPHX